Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities
2024	¥ 109,845
2025	72,794
2026	25,658
2027	10,464
2028	10,778
Thereafter	42,608
Total undiscounted lease payments	272,147
Less: interest	(33,947)
Present value of lease liabilities	¥ 238,200	¥ 310,202